Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 268,241,580	$ 213,461,533
Intangible assets subject to amortization, net	212,506,096	183,191,292
Total intangible assets, net	213,263,362	183,911,765
Amortization amount	891,441
Amortization expense	28,864,727	21,341,362	6,378,659
Amortization expense expected to be recorded
2012	38,604,545
2013	38,259,144
2014	30,833,178
2015	21,448,979
2016	21,114,499
Advertising agency agreement
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(23,556,616)	(13,087,010)
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(18,148,500)	(10,082,500)
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	43,847,992
Less: Accumulated amortization	(5,926,487)
Purchase price of intangible assets	47,612,100
Period over which payments would be made for the acquired finite intangible assets (in years)	3
Fair value of intangible assets	43,847,992
Difference between fair value and principal amount	3,764,108
Amortization amount	891,441
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	11,771,028	7,443,088
Less: Accumulated amortization	(2,256,989)	(541,014)
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(2,197,060)	(1,220,589)
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	7,692,972	2,428,110
Less: Accumulated amortization	(333,867)	(212,459)
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	4,941,947	2,422,026
Less: Accumulated amortization	(1,686,246)	(1,013,890)
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,370,919	2,074,417
Less: Accumulated amortization	(1,250,708)	(768,887)
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	770,204	3,343,892
Less: Accumulated amortization	(373,381)	(3,343,892)
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	96,518
Less: Accumulated amortization	(5,630)
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 757,266	$ 720,473